SHARE CAPITAL (Detail Textuals) - $ / shares shares in Thousands	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Disclosure of classes of share capital [abstract]
Total number of shares	176,406,372	126,098,166	107,209,310
Quota value per share	$ 0.10	$ 0.10	$ 0.10